Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 3,120	$ 10,640,098	$ (7,564,120)	$ 3,030,298
Balance, shares at Dec. 31, 2015	3,119,537
Shares forfeited	$ (10)	(257,990)		(258,000)
Shares forfeited, shares	(10,000)
Shares issued for services	$ 24	152,245		152,269
Shares issued for services, shares	23,687
Fractional shares issued at reverse stock split	$ 1			1
Fractional shares issued at reverse stock split, shares	561
Stock based compensation		200,504		200,504
Derivative value on issuance date - warrants and notes payable conversion feature		(447,850)		(447,850)
Debt discount on notes payable		447,850		447,850
Net loss			(2,196,834)	(2,196,834)
Balance at Dec. 31, 2016	$ 3,135	10,734,857	(9,760,954)	977,038
Balance, shares at Dec. 31, 2016	3,133,789
Shares forfeited	$ 32	75,546		75,578
Shares forfeited, shares	32,684
Fractional shares issued at reverse stock split	$ 1			1
Fractional shares issued at reverse stock split, shares	1,178
Stock based compensation		510,496		510,496
Shares and warrants sold in public offering, net of offering costs	$ 1,410	5,224,239		5,225,649
Shares and warrants sold in public offering, net of offering costs, shares	1,410,000
Shares issued from exchange of unit purchase options	$ 141	(141)
Shares issued from exchange of unit purchase options, shares	141,000
Shares issued for note & accrued interest conversion	$ 204	408,352		$ 408,556
Shares issued for note & accrued interest conversion, shares	204,278
Shares issued from exercise of warrants	$ 56	111,944		112,000
Shares issued from exercise of warrants, shares	56,000
Write-off of derivative liability - note conversions		280,114		280,114
Net loss			(4,577,516)	(4,577,516)
Balance at Dec. 31, 2017	$ 4,979	$ 17,345,407	$ (14,338,470)	$ 3,011,916
Balance, shares at Dec. 31, 2017	4,978,929